DESCRIPTION OF PLAN (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched		$ 2,500
Maximum percentage of eligible compensation		85.00%
Increase in deferral rate (as a percent)		1.00%
Employer contributions		$ 39,557,287
Vesting percentage upon participation		1.00%
Vesting percentage after one year of service		20.00%
Vesting percentage thereafter		20.00%
Total vesting percentage		100.00%
Vesting service period		5 years
Minimum borrowing, amount		$ 500
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		30 years
Basis spread on variable rate (as a percent)		1.00%
Automatic distribution of vested account balance		$ 7,000
Forfeitures		2,975,000	$ 2,376,000
Forfeitures used to reduce employer contribution		7,225,000
Forecast
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched	$ 3,000
EBP, Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contributions		$ 0
Minimum
EBP, Description of Plan [Line Items]
Deferral rate (as a percent)		3.00%
Participant loan, interest rate (as a percent)		3.25%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate (as a percent)		8.00%
Participant loan, interest rate (as a percent)		10.25%